Letter of Credit - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2012	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2011	Dec. 31, 2012	Apr. 06, 2012
Debt Disclosure [Abstract]
Stand-by letter of credit		$ 300,000	$ 300,000	$ 450,000	$ 450,000	$ 250,000
Letter of credit facility restricted amount		50,000	250,000
Letter of credit, reduced				(54,800)
Capital raise	$ 20,000,000